Convertible Notes Payable (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Gross proceeds of debt and equity finance	$ 1,273,534	$ 1,285,000
Advances from shareholders	127,533	116,521
Accrued interest payable	86,752	191,884	$ 298,759
Debt instrument original issue discount		5,000
Payment of remaining debt	419,055	255,000
Debt instrument conversion features	1,444,950	584,700
Gain (loss) on debt restructuring	1,456,113	967,038
Debt discount decrease amount	814,625	3,035
Debt discount	809,835	1,285,000
Amortization of convertible note debt discount	$ 579,042	1,031,443
Common stock issued for: Conversion of debt, shares	347,400
Convertible debt instrument accrued interest	$ 363,807
Convertible Notes Payable [Member]
Accrued interest payable	455,150
Debt instrument original issue discount	$ 193,831	$ 6,000